Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of balances in foreign currencies
Balances in foreign currencies at December 31, 2017 are as follows:

	US dollars $	British pounds £	Euro €
Cash and cash equivalents	1,948,573	21,755	19,372
Contract receivable	3,800,000	—	—
Accounts payable	(777,271)	(13,949)	(1,100)
	4,971,302	7,806	18,272